Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 31, 2016	Jun. 30, 2015	Apr. 30, 2015	Feb. 28, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	May. 09, 2016	Mar. 30, 2016
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets							5 years
Working Capital Net Amount					$ 9,442,447		$ 9,604,568
Net Income (Loss) Attributable to Parent, Total					(491,837)	$ (6,625,833)	(11,733,549)	$ (20,084,554)
Retained Earnings (Accumulated Deficit), Total					(55,765,266)		(54,806,762)	(43,073,213)
Debt Instrument, Face Amount							5,800,000
Asset Impairment Charges								686,350
Finite-Lived Intangible Assets, Gross					11,893,745		11,893,745
Guaranteed Benefit Liability, Net					2,128,834		2,076,767
Future Unconditional Guarantee Paid					$ 2,200,000
Employee-related Liabilities, Current							1,900,000
Maintenance Costs							800,000
Other Cost and Expense, Operating							$ 3,500,000
Contingent Fee Description					Litigation costs are based primarily on a contingent fee structure (expected to average less than 20% of license revenue for a portfolio) and as such do not scale significantly with the acquisition of new portfolios.		Litigation costs are based primarily on a contingent fee structure (expected to average less than 20% of license revenue for a portfolio) and as such do not scale significantly with the acquisition of new portfolios.
Proceeds from Issuance of Common Stock			$ 1,835,000		$ 2,175,000	$ 0	$ 1,835,000	$ 6,021,144
Estimated Capital Expenditure							6,200,000
License and Services Revenue				$ 2,000,000			2,000,000
Provision for Doubtful Accounts					22,350
Estimated During 2016 [Member]
Summary of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount					5,800,000
Employee-related Liabilities, Current					1,900,000
Maintenance Costs					800,000
Other Cost and Expense, Operating					3,500,000
Estimated Capital Expenditure					6,200,000
Fortress Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from Lines of Credit				$ 1,126,900			1,126,900
Cash Reserves							200,000
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Guaranteed Benefit Liability, Net					2,200,000
Subsequent Event [Member] | Fortress Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Cash Reserves									$ 200,000
Cash									$ 723,940	$ 869,924
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross					11,893,745		11,893,745
Proceeds from Sale of Intangible Assets		$ 4,000,000					1,500,000
Finite-lived Intangible Assets Acquired					12,109,118		12,109,118
Patents [Member] | Estimated During 2016 [Member]
Summary of Significant Accounting Policies [Line Items]
Payments to Acquire Intangible Assets					7,500,000		7,500,000
Patents [Member] | Fixed Payments To Acquire Intangibles [Member] | Estimated During 2016 [Member]
Summary of Significant Accounting Policies [Line Items]
Payments to Acquire Intangible Assets					2,200,000		2,200,000
Patents [Member] | Variable Payments To Acquire Intangibles [Member] | Estimated During 2016 [Member]
Summary of Significant Accounting Policies [Line Items]
Payments to Acquire Intangible Assets					$ 5,300,000		5,300,000
Patents [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from Sale of Intangible Assets	$ 2,175,000
Patents and Patent Applications [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross							$ 54,806,762
Minimum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets					7 years		7 years
Maximum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets					10 years		10 years